Acquisition of Lucid (Tables) - Lucid	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of share options and warrants
	Warrants	Share Options
Grant date share price	$1.56	$1.56
Exercise Price	$0.96 - $1.93	$1.35 - $2.31
Expected dividend yield	-	-
Risk free interest rate	0.43%	0.43% - 0.79%
Expected life (years)	1.19 - 1.28	2.23 - 4.28
Annualized volatility	88%	124%

Schedule of identifiable assets acquired and liabilities assumed
Fair value recognized on acquisition
$
Cash and cash equivalents	768,964
Other receivables	271,564
Prepaid expenses and deposits	167,776
Intangible assets	6,186,251
Trade and other payables	(103,824)
7,290,731